Nature of Operations and Organization (Liquidity, Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
NATURE OF OPERATIONS AND ORGANIZATION [Abstract]
Shareholders' equity	$ 908,241
Retained earnings	27,178	$ (55,022)
Accumulated other comprehensive loss	4,606	17,822
Operating income	93,886	$ 71,622	$ 101,788
Cash and cash equivalents and short-term investments	$ 1,033,213